SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS - Share Based Compensation (Details) - shares			12 Months Ended
	Dec. 31, 2021	Nov. 09, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, outstanding (in shares)	157,237,435		157,237,435	53,045,510
Founder Advisory Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend rate	0.00%	0.00%
Yearly issue percentage		1.50%
Common stock, outstanding (in shares)		157,137,410
Founder Advisory Agreement | Affiliated Entity | Founder Advisory Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum amount to be paid in shares		50.00%
Yearly issue percentage		1.50%
Common stock, outstanding (in shares)		157,137,410
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend rate			0.00%